Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Year (a)	Summary Compensation Total for the Principal Executive Officer (“PEO”) (b)(1)	Compensation Actually Paid to the PEO (c)(1)(7)	Summary Compensation Total for the Principal Executive Officer (“PEO”) (b)(2)	Compensation Actually Paid to the PEO (c)(2)(7)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“Non-PEO NEOs”) (d)(3)	Average Compensation Actually Paid to Non-PEO NEOs (e)(3)(7)	Value of Initial Fixed $100 Investment Based on:		Net Income (in $M) (h)(5)	Revenue (in $M) (i)(6)
							Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)(4)
2024	$25,143,682	$44,688,180	N/A	N/A	$11,495,421	$19,997,366	$217	$204	$6,023	$62,753
2023	20,398,426	32,769,352	N/A	N/A	9,916,713	14,444,039	156	167	7,502	61,860
2022	16,580,075	23,935,007	N/A	N/A	8,318,193	10,496,901	128	115	1,639	60,530
2021	17,550,959	23,798,901	N/A	N/A	8,706,301	9,116,435	115	179	5,743	57,350
2020	17,009,682	13,997,217	$21,062,593	$15,778,831	12,913,982	10,795,062	99	132	5,590	55,179

(1)
Mr. Krishna was the PEO for all five years in the table. For 2024, amounts deducted from the PEO’s Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO include ($19,327,466) for the date of grant fair value of stock awards and stock options, as well as ($34,056) for Change in Pension Value in 2024. Amounts added to (or subtracted from) the PEO’s SCT total for 2024 also include: $24,967,042 for the fair value of stock awards and stock options that were granted in 2024 and which remained outstanding at the end of 2024; $9,102,543 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of 2024; and $4,820,807 for the change in fair value of stock awards and stock options that were granted in prior years and vested in 2024; and $15,627 for Retirement Benefit Account service cost.

(2)
Ms. Rometty was the PEO from April 5, 2020 (when she became Executive Chairman) through her retirement from IBM on December 31, 2020.

(3)
The Non-PEO NEOs were, for 2024, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Robinson; for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Michelle Browdy; for 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Thomas Rosamilia, and Ms. Michelle Browdy; and for 2020, Mr. Kavanaugh, Ms. Michelle Browdy, Mr. James Whitehurst, and Dr. John Kelly. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (“Average Non-PEO SCT”) to calculate Average CAP to the Non-PEO NEOs (“Average Non-PEO CAP”) for 2024 include ($8,687,343) for the average value at the date of grant of stock awards and stock options granted in 2024 as well as ($20,395) for the average Change in Pension and Retention Plan Values in 2024. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2024 also include: $11,189,702 for the average fair value of stock awards and stock options that were granted in 2024 and which remained outstanding at the end of 2024; $3,744,988 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of 2024; and $2,263,466 for the average change in fair value of stock awards that were granted in prior years and vested during 2024, except Ms. Robinson’s 2022-2024 PSU, which was both granted and vested in 2024 for $588,783; and $11,529 for the Retirement Benefit Account service cost.

(4)
Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation Discussion & Analysis section of IBM’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s Market Capitalization as of December 31, 2019. Due to Broadcom’s acquisition of VMware in November 2023, Total Shareholder Return for VMware is as of November 2023. Due to General Electric (GE)’s split into 3 companies: GE Aerospace, GE Vernova, and GE Healthcare (which was completed on April 2, 2024), Total Shareholder Return for General Electric was modeled assuming the return of a $100 investment as of 12/31/24 was invested in GE on 1/1/24, based on the value of the three companies created by the separation. As disclosed in IBM’s 2022 Proxy Statement, the Company updated its Peer Group in 2022 to increase the weighting of peers in the technology industry, to reflect IBM’s increased orientation as a hybrid cloud and AI company, and align the 2022 Peer Group with the size and scope of IBM following the separation of Kyndryl on November 3, 2021. If IBM used the 2021 Peer Group in 2022, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2022 would have been $129 (compared to $115 for the 2022 Peer Group) and if the 2021 Peer Group was used in 2023, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2023 would have been $182 (compared to $167 for the 2023 Peer Group). If the 2021 Peer Group was used in 2024, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2024 would have been $226 (compared to $204 for the 2024 Peer Group).

(5)
Net Income in 2021 and 2020 includes the Managed Infrastructure business, which separated from IBM on November 3, 2021 as Kyndryl. Net Income from Continuing Operations, which would have excluded the Managed Infrastructure business, would have been $4,712 million and $3,932 million for 2021 and 2020, respectively. Net Income in 2024 includes the impacts of one-time, non-cash, U.S. and non-U.S. pension settlement charges of $3.1 billion ($2.4 billion net of tax). Net Income in 2022 included a one-time, non-cash pension settlement charge of approximately $4.4 billion, net of tax.

(6)
Revenue metric reflects Revenue from Continuing Operations to provide for consistent comparison before and after the separation of the Managed Infrastructure business as Kyndryl on November 3, 2021.

(7)
The fair value of stock awards and stock options included in CAP to the PEO and Average Non-PEO CAP are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in IBM’s Annual Report. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on IBM’s stock price at the respective measurement dates (less the present value of foregone dividends), and the performance metric scoring projections (if applicable) at the respective measurement dates. Changes to stock option fair values are based on IBM’s stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions. For each of 2022, 2023, and 2024, the year-end stock option fair value increased meaningfully from the fair value on the grant date, primarily driven by an increase in IBM’s stock price, and, for 2022, an increase in the risk-free interest rate to approximately 4% at year-end from approximately 2% on the grant date.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Mr. Krishna was the PEO for all five years in the table. For 2024, amounts deducted from the PEO’s Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO include ($19,327,466) for the date of grant fair value of stock awards and stock options, as well as ($34,056) for Change in Pension Value in 2024. Amounts added to (or subtracted from) the PEO’s SCT total for 2024 also include: $24,967,042 for the fair value of stock awards and stock options that were granted in 2024 and which remained outstanding at the end of 2024; $9,102,543 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of 2024; and $4,820,807 for the change in fair value of stock awards and stock options that were granted in prior years and vested in 2024; and $15,627 for Retirement Benefit Account service cost.

(2)
Ms. Rometty was the PEO from April 5, 2020 (when she became Executive Chairman) through her retirement from IBM on December 31, 2020.

(3)
The Non-PEO NEOs were, for 2024, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Robinson; for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Michelle Browdy; for 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Thomas Rosamilia, and Ms. Michelle Browdy; and for 2020, Mr. Kavanaugh, Ms. Michelle Browdy, Mr. James Whitehurst, and Dr. John Kelly. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (“Average Non-PEO SCT”) to calculate Average CAP to the Non-PEO NEOs (“Average Non-PEO CAP”) for 2024 include ($8,687,343) for the average value at the date of grant of stock awards and stock options granted in 2024 as well as ($20,395) for the average Change in Pension and Retention Plan Values in 2024. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2024 also include: $11,189,702 for the average fair value of stock awards and stock options that were granted in 2024 and which remained outstanding at the end of 2024; $3,744,988 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of 2024; and $2,263,466 for the average change in fair value of stock awards that were granted in prior years and vested during 2024, except Ms. Robinson’s 2022-2024 PSU, which was both granted and vested in 2024 for $588,783; and $11,529 for the Retirement Benefit Account service cost.

Peer Group Issuers, Footnote
(4)
Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation Discussion & Analysis section of IBM’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s Market Capitalization as of December 31, 2019. Due to Broadcom’s acquisition of VMware in November 2023, Total Shareholder Return for VMware is as of November 2023. Due to General Electric (GE)’s split into 3 companies: GE Aerospace, GE Vernova, and GE Healthcare (which was completed on April 2, 2024), Total Shareholder Return for General Electric was modeled assuming the return of a $100 investment as of 12/31/24 was invested in GE on 1/1/24, based on the value of the three companies created by the separation. As disclosed in IBM’s 2022 Proxy Statement, the Company updated its Peer Group in 2022 to increase the weighting of peers in the technology industry, to reflect IBM’s increased orientation as a hybrid cloud and AI company, and align the 2022 Peer Group with the size and scope of IBM following the separation of Kyndryl on November 3, 2021. If IBM used the 2021 Peer Group in 2022, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2022 would have been $129 (compared to $115 for the 2022 Peer Group) and if the 2021 Peer Group was used in 2023, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2023 would have been $182 (compared to $167 for the 2023 Peer Group). If the 2021 Peer Group was used in 2024, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2024 would have been $226 (compared to $204 for the 2024 Peer Group).

Adjustment To PEO Compensation, Footnote
(1)
Mr. Krishna was the PEO for all five years in the table. For 2024, amounts deducted from the PEO’s Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO include ($19,327,466) for the date of grant fair value of stock awards and stock options, as well as ($34,056) for Change in Pension Value in 2024. Amounts added to (or subtracted from) the PEO’s SCT total for 2024 also include: $24,967,042 for the fair value of stock awards and stock options that were granted in 2024 and which remained outstanding at the end of 2024; $9,102,543 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of 2024; and $4,820,807 for the change in fair value of stock awards and stock options that were granted in prior years and vested in 2024; and $15,627 for Retirement Benefit Account service cost.

(2)
Ms. Rometty was the PEO from April 5, 2020 (when she became Executive Chairman) through her retirement from IBM on December 31, 2020.

Non-PEO NEO Average Total Compensation Amount	$ 11,495,421	$ 9,916,713	$ 8,318,193	$ 8,706,301	$ 12,913,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,997,366	14,444,039	10,496,901	9,116,435	10,795,062
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The Non-PEO NEOs were, for 2024, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Robinson; for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Michelle Browdy; for 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Thomas Rosamilia, and Ms. Michelle Browdy; and for 2020, Mr. Kavanaugh, Ms. Michelle Browdy, Mr. James Whitehurst, and Dr. John Kelly. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (“Average Non-PEO SCT”) to calculate Average CAP to the Non-PEO NEOs (“Average Non-PEO CAP”) for 2024 include ($8,687,343) for the average value at the date of grant of stock awards and stock options granted in 2024 as well as ($20,395) for the average Change in Pension and Retention Plan Values in 2024. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2024 also include: $11,189,702 for the average fair value of stock awards and stock options that were granted in 2024 and which remained outstanding at the end of 2024; $3,744,988 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of 2024; and $2,263,466 for the average change in fair value of stock awards that were granted in prior years and vested during 2024, except Ms. Robinson’s 2022-2024 PSU, which was both granted and vested in 2024 for $588,783; and $11,529 for the Retirement Benefit Account service cost.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2024, 2023, 2022 and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity grant, which was in line with the median of the 2023 benchmark group. The average Non-PEO NEO increases in each of 2022, 2023, and 2024 is also largely the result of IBM’s increased stock price in each of those years. The average Non-PEO CAP decreased in 2021, primarily because of the change in Non-PEO NEOs compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2024, 2023, 2022 and 2021. While the TSR increased over the five-year period, the average non-PEO NEO CAP decreased in 2021 for the reasons noted above.
The five-year cumulative total shareholder return for IBM was 116.7%. An initial fixed investment value of $100 at the beginning of 2019 would have been valued at $216.70 at the end of 2024. While IBM’s cumulative five-year total shareholder return is approximately 117%. IBM’s Peer Group five-year cumulative total shareholder return was 103.6% which means IBM return was approximately 13% above its Peer Group.
IBM’s Revenue from Continuing Operations increased in 2024, 2023, 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income in 2024 includes the impacts of one-time, non-cash, U.S. and non-U.S. pension settlement charges of $3.1 billion ($2.4 billion net of tax). Without this charge, 2024 Net Income would have increased from 2023, following increases from 2023 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.

Compensation Actually Paid vs. Net Income
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2024, 2023, 2022 and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity grant, which was in line with the median of the 2023 benchmark group. The average Non-PEO NEO increases in each of 2022, 2023, and 2024 is also largely the result of IBM’s increased stock price in each of those years. The average Non-PEO CAP decreased in 2021, primarily because of the change in Non-PEO NEOs compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2024, 2023, 2022 and 2021. While the TSR increased over the five-year period, the average non-PEO NEO CAP decreased in 2021 for the reasons noted above.
The five-year cumulative total shareholder return for IBM was 116.7%. An initial fixed investment value of $100 at the beginning of 2019 would have been valued at $216.70 at the end of 2024. While IBM’s cumulative five-year total shareholder return is approximately 117%. IBM’s Peer Group five-year cumulative total shareholder return was 103.6% which means IBM return was approximately 13% above its Peer Group.
IBM’s Revenue from Continuing Operations increased in 2024, 2023, 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income in 2024 includes the impacts of one-time, non-cash, U.S. and non-U.S. pension settlement charges of $3.1 billion ($2.4 billion net of tax). Without this charge, 2024 Net Income would have increased from 2023, following increases from 2023 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2024, 2023, 2022 and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity grant, which was in line with the median of the 2023 benchmark group. The average Non-PEO NEO increases in each of 2022, 2023, and 2024 is also largely the result of IBM’s increased stock price in each of those years. The average Non-PEO CAP decreased in 2021, primarily because of the change in Non-PEO NEOs compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2024, 2023, 2022 and 2021. While the TSR increased over the five-year period, the average non-PEO NEO CAP decreased in 2021 for the reasons noted above.
The five-year cumulative total shareholder return for IBM was 116.7%. An initial fixed investment value of $100 at the beginning of 2019 would have been valued at $216.70 at the end of 2024. While IBM’s cumulative five-year total shareholder return is approximately 117%. IBM’s Peer Group five-year cumulative total shareholder return was 103.6% which means IBM return was approximately 13% above its Peer Group.
IBM’s Revenue from Continuing Operations increased in 2024, 2023, 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income in 2024 includes the impacts of one-time, non-cash, U.S. and non-U.S. pension settlement charges of $3.1 billion ($2.4 billion net of tax). Without this charge, 2024 Net Income would have increased from 2023, following increases from 2023 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.

Total Shareholder Return Vs Peer Group
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2024, 2023, 2022 and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity grant, which was in line with the median of the 2023 benchmark group. The average Non-PEO NEO increases in each of 2022, 2023, and 2024 is also largely the result of IBM’s increased stock price in each of those years. The average Non-PEO CAP decreased in 2021, primarily because of the change in Non-PEO NEOs compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2024, 2023, 2022 and 2021. While the TSR increased over the five-year period, the average non-PEO NEO CAP decreased in 2021 for the reasons noted above.
The five-year cumulative total shareholder return for IBM was 116.7%. An initial fixed investment value of $100 at the beginning of 2019 would have been valued at $216.70 at the end of 2024. While IBM’s cumulative five-year total shareholder return is approximately 117%. IBM’s Peer Group five-year cumulative total shareholder return was 103.6% which means IBM return was approximately 13% above its Peer Group.
IBM’s Revenue from Continuing Operations increased in 2024, 2023, 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income in 2024 includes the impacts of one-time, non-cash, U.S. and non-U.S. pension settlement charges of $3.1 billion ($2.4 billion net of tax). Without this charge, 2024 Net Income would have increased from 2023, following increases from 2023 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.

Tabular List, Table
Tabular List of IBM’s most important metrics that link Compensation Actually Paid to the PEO and other NEOs
We consider the list below to be IBM’s most important metrics that link CAP to our Named Executive Officers to IBM’s performance, as they are the key metrics that determine the payout of IBM’s Annual Incentive Program and Performance Stock Units.
Revenue
Operating Cash Flow
Operating EPS
Free Cash Flow

Total Shareholder Return Amount	$ 217	156	128	115	99
Peer Group Total Shareholder Return Amount	204	167	115	179	132
Net Income (Loss)	$ 6,023	$ 7,502	$ 1,639	$ 5,743	$ 5,590
Company Selected Measure Amount	62,753	61,860	60,530	57,350	55,179
PEO Name	Mr. Krishna
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ 3,100,000,000			$ 4,712,000,000	$ 3,932,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	$ 2,400,000,000		$ 4,400,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Grant Rights, Percentage			2.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Operating EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Mr. Krishna [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 25,143,682	$ 20,398,426	$ 16,580,075	17,550,959	17,009,682
PEO Actually Paid Compensation Amount	44,688,180	32,769,352	23,935,007	23,798,901	13,997,217
Ms. Rometty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					21,062,593
PEO Actually Paid Compensation Amount					$ 15,778,831
PEO | Mr. Krishna [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,056)
PEO | Mr. Krishna [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,627
PEO | Mr. Krishna [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,327,466)
PEO | Mr. Krishna [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,967,042
PEO | Mr. Krishna [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,102,543
PEO | Mr. Krishna [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,820,807
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,395)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,529
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,687,343)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,189,702
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,744,988
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,263,466
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 588,783